Document And Entity Information	Feb. 24, 2022
Document Information [Line Items]
Entity, Registrant Name	LeMaitre Vascular, Inc.
Document, Type	8-K
Document, Period End Date	Feb. 24, 2022
Entity, File Number	001-33092
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	04-2825458
Entity, Address, Address Line One	63 Second Avenue
Entity, Address, City or Town	Burlington
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	221-2266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common stock
Trading Symbol	LMAT
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001158895